Other general administrative expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other general administrative expenses
Maintenance, conservation and repair	$ 825	$ 738	$ 646
Information technology and systems	5,344	3,851	4,820
Stationery and supplies	325	150	227
Advertising and communications	809	965	890
Rents	683	653	1,120
Administrative services	2,202	1,737	503
Taxes other than income tax	2,270	2,037	1,820
Surveillance and cash courier services	1,263	1,248	979
Insurance premiums	114	95	75
Travel costs	71	325	364
Other administrative expenses	1,353	2,031	2,851
Total	15,259	13,830	14,295
Audit and tax services
Audit fees and audit-related fees	122	103	88
Tax fees			1
Total	122	103	89
Audit-related fees	$ 32	$ 26	$ 7